SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2023
Jet Ai Inc [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF BREAKOUT OF REVENUE COMPONENTS BY SUBCATEGORY

The following is a breakout of revenue components by subcategory for the three and nine months ended September 30, 2023 and 2022.

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2023	2022	2023	2022

Software App and On Fleet Charter	$1,860,795	$341,557	$4,413,745	$1,077,200
Jet Card and Fractional Programs	731,716	568,031	2,090,401	1,373,367
Management and Other Services	774,678	-	1,531,359	-
Fractional/Whole Aircraft Sales	-	11,000,000	-	17,200,000
	$3,367,189	$11,909,588	$8,035,505	$19,650,567